UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Guerrilla Capital Management, LLC

Address:  The Chrysler Building
          405 Lexington Ave., 39th Floor
          New York, NY 10174



13F File Number: 028-13784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Siris
Title:  Managing Member
Phone:  646-783-4555


Signature, Place and Date of Signing:

/s/ Peter Siris                     New York, NY              May 15, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     45

Form 13F Information Table Value Total:   $35,246
                                         (thousands)


List of Other Included Managers:

         NONE


                                                    FORM 13F INFORMATION TABLE
                                                           March 31, 2012



COLUMN 1                          COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                   TITLE                    VALUE    SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP       (X1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED  NONE
AMERICAN LORAIN CORP                 COM        027297100   2,437    1860514  SH           SOLE        NONE     1860514
AMERICAN ORIENTAL BIOENGR IN       COM NEW      028731404     280     184163  SH           SOLE        NONE      184163
ASBURY AUTOMOTIVE GROUP INC          COM        043436104     825      30551  SH           SOLE        NONE       30551
ASIA ENTN & RESOURCES LTD            SHS        G0539K108   1,387     212763  SH           SOLE        NONE      212763
CHANGYOU COM LTD                ADS REP CL A    15911M107     314      11580  SH           SOLE        NONE       11580
CHINA BOTANIC PHARMACEUTICAL         COM        16890Y104      93     123336  SH           SOLE        NONE      123336
CHINA GREEN AGRICULTURE INC          COM        16943W105     260      60418  SH           SOLE        NONE       60418
CHINA HOUSING & LAND DEV INC         COM        16939V103      72      52579  SH           SOLE        NONE       52579
CHINA PHARMA HLDGS INC               COM        16941T104   1,442    2119956  SH           SOLE        NONE     2119956
CHINA SHENGDA PACKAGING GROU         COM        16950V107      78      85211  SH           SOLE        NONE       85211
CHINA TRANSINFO TECHNLGY COR         COM        169453107     105      21625  SH           SOLE        NONE       21625
CHINA VALVES TECHNOLOGY INC          COM        169476207      30      13100  SH           SOLE        NONE       13100
CHINA XD PLASTICS CO LTD             COM        16948F107   2,109     386997  SH           SOLE        NONE      386997
CHINA XINIYA FASHION LTD        SPONSORED ADR   16950W105      31      16969  SH           SOLE        NONE       16969
CHINA YIDA HOLDINGS CO             COM NEW      16945D204   1,625    1083658  SH           SOLE        NONE     1083658
CHINACAST EDU CORP                   COM        16946T109   1,567     369477  SH           SOLE        NONE      369477
CHINANET ONLINE HLDGS INC            COM        16949H102      90      91335  SH           SOLE        NONE       91335
DERMA SCIENCES INC              COM PAR $.01    249827502     166      17293  SH           SOLE        NONE       17293
ENDEAVOUR INTL CORP                COM NEW      29259G200     225      18982  SH           SOLE        NONE       18982
EVER GLORY INTL GRP INC            COM NEW      299766204     143      81620  SH           SOLE        NONE       81620
EVOLUTION PETROLEUM CORP             COM        30049A107     217      23300  SH           SOLE        NONE       23300
FUSHI COPPERWELD INC                 COM        36113E107   7,138     945416  SH           SOLE        NONE      945416
FLAMEL TECHNOLOGIES SA          SPONSORED ADR   338488109     146      28443  SH           SOLE        NONE       28443
GENERAL STEEL HOLDINGS INC           COM        370853103     110     104382  SH           SOLE        NONE      104382
GOLDCORP INC NEW                     COM        380956409     367       8148  SH           SOLE        NONE        8148
GULF RESOURCES INC             COM PAR $0.0005  40251W309     512     218001  SH           SOLE        NONE      218001
HOMEOWNERS CHOICE INC                COM        43741E103     167      13151  SH           SOLE        NONE       13151
IMAX CORP                            COM        45245E109   1,305      53412  SH           SOLE        NONE       53412
KIMBER RES INC                       COM        49435N101      10      11100  SH           SOLE        NONE       11100
LENTUO INTL INC                 SPONSORED ADS   526353107      70      18396  SH           SOLE        NONE       18396
LIHUA INTL INC                       COM        532352101     137      23907  SH           SOLE        NONE       23907
LITHIA MTRS INC                     CL A        536797103     823      31417  SH           SOLE        NONE       31417
LJ INTL INC                          ORD        G55312105     765     329945  SH           SOLE        NONE      329945
NEW ORIENTAL ED & TECH GRP I      SPON ADR      647581107     277      10100  SH           SOLE        NONE       10100
PENSKE AUTOMOTIVE GRP INC            COM        70959W103     483      19615  SH           SOLE        NONE       19615
PERFUMANIA HLDGS INC               COM NEW      71376C100     167      18024  SH           SOLE        NONE       18024
QKL STORES INC                       COM        74732Y105     643     813618  SH           SOLE        NONE      813618
RICKS CABARET INTL INC             COM NEW      765641303     407      43660  SH           SOLE        NONE       43660
SONIC AUTOMOTIVE INC                CL A        83545G102   1,114      62225  SH           SOLE        NONE       62225
SORL AUTO PTS INC                    COM        78461U101     995     306075  SH           SOLE        NONE      306075
TIANYIN PHARMACEUTICAL CO IN         COM        88630M104     195     223913  SH           SOLE        NONE      223913
XINYUAN REAL ESTATE CO LTD        SPONS ADR     98417P105      81      23200  SH           SOLE        NONE       23200
YONGYE INTL INC                      COM        98607B106   2,894     930649  SH           SOLE        NONE      930649
YUCHENG TECHNOLOGIES LTD             COM        G98777108     250      78462  SH           SOLE        NONE       78462
ZHONGPIN INC                         COM        98952K107   2,694     239454  SH           SOLE        NONE      239454


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